Fair Value Measurement - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012
Five One Network Development Co Ltd
Fair Value Measurements [Line Items]
Description of valuation of equity interest	The fair value of the 100% equity interest of 51.com was determined based on an independent valuation using an income approach.
Mobile Embedded Technology Inc
Fair Value Measurements [Line Items]
Description of valuation of equity interest	The fair value of the 100% equity interest of MET was determined based on an independent valuation using an income approach